Right-of-Use Assets (Table)	12 Months Ended
Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [abstract]
Summary of Detailed Information About Operating Lease Right Of Use Assets

	Leasehold Land s	Buildings	Telecommunications towers and related assets	Equipment	Others	Total
	RMB	RMB	RMB	RMB	RMB	RMB
As of January 1, 2019
Carrying amount	21,568	7,079	27,354	9,311	212	65,524
As of December 31, 2019
Carrying amount	20,952	8,289	23,740	8,361	207	61,549
For the year ended December 31, 2019
Depreciation charge	732	2,968	6,966	1,612	65	12,343